American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
October 31, 2021

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 56.5%
Equity Growth Fund Investor Class	1,421,451	55,521,871
Focused Dynamic Growth Fund Investor Class	836,200	52,413,016
Focused Large Cap Value Fund Investor Class	10,580,725	132,788,094
Growth Fund Investor Class	1,086,092	63,243,113
Heritage Fund Investor Class	2,725,649	81,769,478
Mid Cap Value Fund Investor Class	3,777,355	75,887,062
Small Cap Growth Fund Investor Class	945,058	25,818,975
Small Cap Value Fund Investor Class	2,194,614	24,996,653
Sustainable Equity Fund Investor Class	2,320,347	111,515,866
		623,954,128
International Equity Funds — 23.4%
Emerging Markets Fund Investor Class	3,675,382	53,109,277
International Growth Fund Investor Class	4,183,451	71,076,840
Non-U.S. Intrinsic Value Fund Investor Class	3,887,551	40,430,530
NT Global Real Estate Fund Investor Class	2,244,960	30,351,862
NT International Small-Mid Cap Fund Investor Class	1,817,926	29,141,360
NT International Value Fund Investor Class	3,292,547	34,604,666
		258,714,535
Domestic Fixed Income Funds — 15.9%
Core Plus Fund Investor Class	6,466,156	73,196,890
Inflation-Adjusted Bond Fund Investor Class	2,469,869	32,503,480
NT High Income Fund Investor Class	4,962,176	49,572,140
Short Duration Fund Investor Class	984,707	10,290,189
Short Duration Inflation Protection Bond Fund Investor Class	951,480	10,685,121
		176,247,820
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund Investor Class	1,479,674	15,506,979
Global Bond Fund Investor Class	2,934,701	30,608,934
		46,115,913
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $726,659,814)		1,105,032,396
OTHER ASSETS AND LIABILITIES†		(1,229)
TOTAL NET ASSETS — 100.0%		$1,105,031,167

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$53,200	$75	—	$2,247	$55,522	1,421	—	$75
Focused Dynamic Growth Fund	49,779	—	—	2,634	52,413	836	—	—
Focused Large Cap Value Fund	141,776	557	$10,238	693	132,788	10,581	$501	557
Growth Fund	65,432	—	2,194	5	63,243	1,086	3,888	—
Heritage Fund	79,316	—	—	2,453	81,769	2,726	—	—
Mid Cap Value Fund	74,207	273	—	1,407	75,887	3,777	—	273
Small Cap Growth Fund	24,534	—	—	1,285	25,819	945	—	—
Small Cap Value Fund	24,444	25	—	528	24,997	2,195	—	25
Sustainable Equity Fund	104,996	—	—	6,520	111,516	2,320	—	—
Emerging Markets Fund	43,916	9,778	—	(585)	53,109	3,675	—	—
International Growth Fund	68,843	181	—	2,053	71,077	4,183	—	—
Non-U.S. Intrinsic Value Fund	39,575	—	—	856	40,431	3,888	—	—
NT Global Real Estate Fund	29,409	—	—	943	30,352	2,245	—	—
NT International Small-Mid Cap Fund	27,869	—	—	1,272	29,141	1,818	—	—
NT International Value Fund	33,231	1,676	—	(302)	34,605	3,293	—	—
Core Plus Fund	73,691	408	—	(902)	73,197	6,466	—	408
Inflation-Adjusted Bond Fund	32,356	—	—	147	32,503	2,470	—	—
NT High Income Fund	49,379	588	—	(395)	49,572	4,962	—	588
Short Duration Fund	10,295	34	—	(39)	10,290	985	—	33
Short Duration Inflation Protection Bond Fund	10,590	—	—	95	10,685	951	—	—
Emerging Markets Debt Fund	15,544	140	—	(177)	15,507	1,480	—	140
Global Bond Fund	31,049	—	—	(440)	30,609	2,935	—	—
	$1,083,431	$13,735	$12,432	$20,298	$1,105,032	65,238	$4,389	$2,099
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.